Deferred consideration (Tables)	6 Months Ended
Jun. 30, 2026
Contingent Consideration [Abstract]
Schedule of Carrying Amount for the Reporting Periods

Deferred consideration	$
As at January 1, 2025 and July 1, 2025	-
Additions	25,065,957
Fair value reassessment	668,116
As at December 31, 2025	25,734,073
Fair value reassessment	(5,292,917)
As at June 30, 2026	20,441,156